Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Other Deductions And (Income)
Other Deductions and (Income)

	Year Ended December 31,
	2021	2020	2019
Professional fees	$9	$6	$10
InfraREIT Acquisition related costs	—	—	9
Recoverable Pension and OPEB—non-service costs	54	55	57
Non-recoverable pension and OPEB	3	4	4
AFUDC equity income	(27)	(29)	(10)
Interest and investment income	(8)	(4)	(5)
Other	—	1	(2)

Total other deductions and (income)—net	$31	$33	$63

Schedule Of Interest Expense And Related Charges
Interest Expense and Related Charges

	Year Ended December 31,
	2021	2020	2019
Interest	$415	$413	$382
Amortization of debt issuance costs and discounts	11	11	9
Less AFUDC—capitalized interest portion	(13)	(19)	(16)

Total interest expense and related charges	$413	$405	$375

Schedule Of Trade Accounts And Other Receivables
Trade Accounts and Other Receivables
Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2021	2020
Gross trade accounts and other receivables	$750	$767
Allowance for uncollectible accounts	(12)	(7)

Trade accounts receivable—net	$738	$760

Summary of Investments And Other Property
Investments and Other Property
Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2021	2020
Assets related to employee benefit plans	$133	$124
Land	20	16
Other	2	2

Total investments and other property	$155	$142

Schedule Of Property, Plant And Equipment
Property, Plant and Equipment
Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/Average Life at December 31, 2021	At December 31,
		2021	2020
Assets in service:
Distribution	2.5% /39.5 years	$15,994	$14,937
Transmission	2.9% /34.6 years	13,075	12,156
Other assets	5.5% /18.2 years	1,960	1,855

Total		31,029	28,948
Less accumulated depreciation		8,659	8,336

Net of accumulated depreciation		22,370	20,612
Construction work in progress		557	593
Held for future use		27	20

Property, plant and equipment—net		$22,954	$21,225

Schedule Of Intangible Assets
Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2021			At December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$641	$117	$524	$623	$112	$511
Capitalized software	1,066	451	615	1,027	484	543

Total	$1,707	$568	$1,139	$1,650	$596	$1,054

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense
2022	$67
2023	$67
2024	$66
2025	$66
2026	$66

Schedule Of Operating Lease, Third Party Joint Project And Other Obligations
Operating Lease, Third-Party Joint Project and Other Obligations
Operating lease, third-party joint project and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2021	2020
Operating lease liabilities (Notes 1 and 7)	$133	$124
Investment tax credits	4	5
Third-party joint project obligation (Note 3) (a)	—	100
Customer deposits—noncurrent	30	—
Other	64	76

Total operating lease, third-party joint project and other obligations	$231	$305

(a)	Related to a joint project with LP&L. See Note 3 for more information.

Schedule Of Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Year Ended December 31,
	2021	2020	2019
Cash payments (receipts) related to:
Interest	$409	$406	$368
Less capitalized interest	(13)	(19)	(16)

Interest payments (net of amounts capitalized)	$396	$387	$352

Amount in lieu of income taxes (a):
Federal	$61	$87	$56
State	23	22	22

Total payments (receipts) in lieu of income taxes	$84	$109	$78

Acquisition:
Assets acquired	$—	$—	$2,547
Liabilities assumed	—	—	(1,223)

Cash paid	$—	$—	$1,324

Noncash investing and financing activities:
Construction expenditures financed through accounts payable (investing) (b)	$254	$254	$278
Transfer of title to assets constructed for and prepaid by LP&L (investing) (Note 3)	$150	$—	$—
ROU assets obtained in exchange for operating lease obligations (investing)	$52	$72	$38
Debt exchange offering (financing)	$—	$300	$—

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.